Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Value | 2015 Senior Unsecured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	$ 286,500	$ 300,000
Carrying Value | 2017 Senior Secured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	498,369	497,892
Carrying Value | 2020 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	750,000	750,000
Carrying Value | 2018 Senior Secured Term Loan B
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	736,206	742,945
Fair Value, Inputs, Level 2 | Estimated Fair Value | 2015 Senior Unsecured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	284,351	313,500
Fair Value, Inputs, Level 2 | Estimated Fair Value | 2017 Senior Secured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	447,500	540,000
Fair Value, Inputs, Level 2 | Estimated Fair Value | 2020 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	600,000	756,563
Fair Value, Inputs, Level 2 | Estimated Fair Value | 2018 Senior Secured Term Loan B
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	$ 614,551	$ 758,910